Equity (Detail Textuals 2) (Securities Purchase Agreement, USD $)	1 Months Ended	6 Months Ended
	Jun. 19, 2012	Jun. 30, 2012	Jun. 20, 2012	May 04, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issue at exercise price				$ 3.75
Common stock issue to purchase warrant			80,000	1,200,000
Common stock purchase price per unit				2.50
Additional common stock issue to purchase warrant			40,000	600,000
Proceeds from stock options exercised gross		$ 3,200,000
Common stock issued offering expenses		206,689
Proceeds from stock options exercised net		2,993,311
Cash less exercises of an aggregate vested stock options	6,000
Cash less exercises of aggregate vested stock options at exercise prices	$ 2.40
Aggregate vested stock options at market price	$ 3,259
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash less exercises of aggregate vested stock options at exercise prices	$ 1.70
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash less exercises of aggregate vested stock options at exercise prices	$ 1.00